Income Taxes - Summary of company's deferred tax assets and liabilities (Detail) - Planet Labs Inc [Member] - USD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Deferred tax assets
Net operating loss carryforwards	$ 92,570	$ 78,452
Tax Credit carryforwards	17,679	14,772
Stock-based compensation	4,013	3,033
Deferred revenue	5,239	10,356
Excess interest expense	6,799	4,253
Other	4,826	4,040
Total deferred tax assets	131,126	114,906
Valuation allowance	(126,270)	(102,758)	$ (73,155)
Total deferred tax assets	4,856	12,148
Deferred tax liabilities
Property and equipment	0	(6,816)
Intangible assets	(4,432)	(4,953)
Total deferred tax liabilities	(4,432)	(11,769)
Net deferred tax assets	$ 424	$ 379